Condensed Statement of Cash Flows - USD ($)		7 Months Ended
	Mar. 08, 2021	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,150)	$ (498,924)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest and dividend income on investments held in Trust Account		(3,925)
Changes in operating assets and liabilities:
Prepaid expenses		(673,023)
Accounts payable		85
Accrued expenses	1,000
Accrued expenses and other current liabilities		33,412
Franchise tax payable		95,349
Increase Decrease of Operating Costs Paid in Advance by Related Party	150
Net cash used in operating activities	0	(1,047,026)
Cash Flows from Investing Activities:
Cash deposited into Trust Account		(230,000,000)
Net cash used in investing activities		(230,000,000)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party		250,000
Repayment of promissory note - related party		(250,000)
Proceeds from initial public offering, net of underwriting discount paid		225,400,000
Proceeds from sale of private placement shares		7,155,000
Payment of offering costs		(523,430)
Net cash provided by financing activities		232,031,570
Net Change in Cash	0	984,544
Cash - Beginning of period	0	0
Cash - End of period	0	984,544
Supplemental disclosures of non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs	137,629
Deferred offering costs included in due to related party	11,500
Accretion of Class A common stock subject to redemption to redemption value		13,181,867
Deferred underwriting fee payable		8,050,000
Offering costs paid in exchange for issuance of Class B common stock to Sponsor	$ 25,000	$ 25,000